Long-Term Equity Investments - Summary of Common Shares Held (Parenthetical) (Detail) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares
Long term investments - common shares held [line items]
Payment for acquiring equity or debt instruments of other entities	$ 2,377	$ 2,377
Alexco [member]
Long term investments - common shares held [line items]
Number of shares acquired | shares | shares	821,445	821,445
Payment for acquiring equity or debt instruments of other entities	$ 2,300	$ 2,300